Cover Cover	Sep. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Archer Aviation Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39668
Entity Tax Identification Number	85-2730902
Entity Address, Address Line One	190 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	272-3233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001824502
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ACHR
Security Exchange Name	NYSE